Basis of preparation	6 Months Ended
Jun. 30, 2020
1. Basis of preparation
Basis of preparation

1. Basis of preparation

These condensed consolidated interim financial statements for the six months ended 30 June 2020 have been prepared in accordance with the Disclosure and Transparency Rules (DTR) of the Financial Conduct Authority UK (FCA) and with IAS 34, Interim Financial Reporting, as published by the International Accounting Standards Board (IASB) and adopted by the EU. The condensed consolidated interim financial statements should be read in conjunction with the annual financial statements for the year ended 31 December 2019, which have been prepared in accordance with IFRSs as published by the IASB and as adopted by the EU.

The accounting policies and methods of computation used in these condensed consolidated interim financial statements are the same as those used in the Barclays Bank PLC Annual Report 2019.

1.Going concern

The financial statements are prepared on a going concern basis, as the Directors are satisfied that the Barclays Bank Group and parent company have the resources to continue in business for the foreseeable future. In making this assessment, the Directors have considered a wide range of information relating to present and future conditions, including future projections of profitability, capital requirements and capital resources.

2.Other disclosures

The Credit risk disclosures on pages 8 to 15 form part of these interim financial statements.